CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 42,512	$ 64,496	$ 9,343
Accounts receivable	487	374	503
Deposits, prepayments and other receivables	19,897	19,953	11,471
Total current assets	62,896	84,823	21,317
Right-of-use asset	45,241
TOTAL ASSETS	108,137	84,823	21,317
Current liabilities:
Accrued liabilities and other payables	11,008	12,290	682
Amount due to a related company		0	22,840
Amounts due to directors	218,840	199,949	83,377
Convertible prommisoy note	34,111	33,444
Lease liabilities	24,827
Total current liabilities	288,786	245,683	106,899
Lease liabilit	19,310
TOTAL LIABILITIES	308,096	245,683	106,899
Commitments and contingencies	0	0	0
SHAREHOLDERS' DEFICIT
Common stock value	340,269	340,269	10,000
Additional paid in capital	4,054,600	4,054,600
Accumulated other comprehensive losses	(575)	(884)	(553)
Accumulated losses	(4,594,253)	(4,554,845)	(95,029)
Shareholder's Deficit	(199,959)	(160,860)	(85,582)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	108,137	84,823	21,317
Preferred Class A Stock
SHAREHOLDERS' DEFICIT
Preferred stock value	$ 0	$ 0	$ 0